Offsets	Oct. 24, 2024 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Honeywell International Inc.
Form or Filing Type	S-3
File Number	333-260437
Initial Filing Date	Oct. 22, 2021
Fee Offset Claimed	$ 12,337.26
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $1.00 per share
Unsold Securities Associated with Fee Offset Claimed | shares	605,896
Offset Note
(1)
1,000,000 shares of common stock were previously registered under the prospectus supplement filed by the Registrant on October 22, 2021 and the registration statement on Form
S-3
(File
No. 333-260437)
filed by the Registrant on October 22, 2021 (including 325,322 shares of common stock were previously registered pursuant to a registration statement on Form
S-3
(No.
333-228729),
initially filed by the Registrant on December 10, 2018, and were not sold thereunder, which have been carried forward pursuant to Rule 415(a)(6)), of which 605,896 shares of common stock have not been sold. Pursuant to Rules 457(p) under the Securities Act of 1933, as amended, the registration fee due hereunder is offset by the amount of filing fees of $
12,337.26
attributable to such unsold shares.

This registration fee table shall be deemed to update the “Calculation of Registration Fee Tables” in the Company’s Registration Statement on Form S-3 (File No. 333-282810) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Termination / Withdrawal Statement	12,337.26
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Honeywell International Inc.
Form or Filing Type	S-3
File Number	333-260437
Filing Date	Oct. 22, 2021
Fee Paid with Fee Offset Source	$ 13,737.81
Offset Note
(1)
1,000,000 shares of common stock were previously registered under the prospectus supplement filed by the Registrant on October 22, 2021 and the registration statement on Form
S-3
(File
No. 333-260437)
filed by the Registrant on October 22, 2021 (including 325,322 shares of common stock were previously registered pursuant to a registration statement on Form
S-3
(No.
333-228729),
initially filed by the Registrant on December 10, 2018, and were not sold thereunder, which have been carried forward pursuant to Rule 415(a)(6)), of which 605,896 shares of common stock have not been sold. Pursuant to Rules 457(p) under the Securities Act of 1933, as amended, the registration fee due hereunder is offset by the amount of filing fees of $
12,337.26
attributable to such unsold shares.

This registration fee table shall be deemed to update the “Calculation of Registration Fee Tables” in the Company’s Registration Statement on Form S-3 (File No. 333-282810) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Termination / Withdrawal Statement	12,337.26